Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Communication Services Index ETF	Nov. 29, 2024
Fidelity MSCI Communication Services Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	44.43%
Past 5 years	10.36%
Past 10 years	8.05%
Fidelity MSCI Communication Services Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	44.13%
Past 5 years	10.12%
Past 10 years	7.39%
Fidelity MSCI Communication Services Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	26.47%
Past 5 years	8.20%
Past 10 years	6.31%
MC024
Average Annual Return:
Past 1 year	44.54%
Past 5 years	10.46%
Past 10 years	8.13%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%